Investigations and Out of Period Adjustments (Impact on Consolidated Statement of Operations) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues	$ 3,254	$ 3,628	$ 14,195	$ 14,476	$ 14,597
Costs of services (excludes depreciation and amortization)	2,456	2,967	11,100	12,181	11,653
Cost of services – specified contract charge (excludes amount charged to revenue of $204)			0	1,281	0
Selling, general and administrative (excludes restructuring costs of $26 (2013) and $3 (2012))	292	281	1,176	1,108	935
Depreciation and amortization	254	262	1,070	1,141	1,063
Restructuring costs	7	27	264	140	0
Interest expense	39	44	183	174	167
Other expense (income), net	(1)	12	(25)	4	(11)
Pre-tax net income (loss)	211	40	449	(4,487)	827
Taxes on income	66	19	(49)	(96)	194
Income from continuing operations, net of tax	145	21	498	(4,391)	633
Income from discontinued operations, net of taxes	14	21	481	166	126
Net income (loss)	159	42	979	(4,225)	759
Net income (loss)	156	40	961	(4,242)	740
Earnings Per Share, Diluted [Abstract]
Continuing operations	$ 0.93	$ 0.13	$ 3.09	$ (28.44)	$ 3.93
Discontinued operations	$ 0.09	$ 0.13	$ 3.09	$ 1.07	$ 0.80
Diluted EPS (in dollars per share)	$ 1.02	$ 0.26	$ 6.18	$ (27.37)	$ 4.73
Adjustment Increase/(Decrease) [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues	19	6	14	56	1
Costs of services (excludes depreciation and amortization)	26	1	6	(27)	(4)
Cost of services – specified contract charge (excludes amount charged to revenue of $204)				3
Selling, general and administrative (excludes restructuring costs of $26 (2013) and $3 (2012))	0	3	(1)	2	1
Depreciation and amortization	0	(2)	(2)	(2)	3
Restructuring costs	2	5	5	(5)
Interest expense	0	0	0	(3)	0
Other expense (income), net	0	0	0	2	0
Pre-tax net income (loss)	(9)	(1)	6	86	1
Taxes on income	(11)	4	13	11	(22)
Income from continuing operations, net of tax	2	(5)	(7)	75	23
Income from discontinued operations, net of taxes	0	0	0	0	0
Net income (loss)	2	(5)	(7)	75	23
Earnings Per Share, Diluted [Abstract]
Continuing operations	$ 0.01	$ (0.03)	$ (0.04)	$ 0.48	$ 0.15
Discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted EPS (in dollars per share)	$ 0.01	$ (0.03)	$ (0.04)	$ 0.48	$ 0.15
Amount Adjusted for Removal of Errors [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues	3,273	3,634	14,209	14,532	14,598
Costs of services (excludes depreciation and amortization)	2,482	2,968	11,106	12,154	11,649
Cost of services – specified contract charge (excludes amount charged to revenue of $204)				1,284
Selling, general and administrative (excludes restructuring costs of $26 (2013) and $3 (2012))	292	284	1,175	1,110	936
Depreciation and amortization	254	260	1,068	1,139	1,066
Restructuring costs	9	32	269	135
Interest expense	39	44	183	171	167
Other expense (income), net	(1)	12	(25)	6	(11)
Pre-tax net income (loss)	202	39	455	(4,401)	828
Taxes on income	55	23	(36)	(85)	172
Income from continuing operations, net of tax	147	16	491	(4,316)	656
Income from discontinued operations, net of taxes	14	21	481	166	126
Net income (loss)	158	35	954	(4,167)	763
Earnings Per Share, Diluted [Abstract]
Continuing operations	$ 0.94	$ 0.10	$ 3.05	$ (27.96)	$ 4.08
Discontinued operations	$ 0.09	$ 0.13	$ 3.09	$ 1.07	$ 0.80
Diluted EPS (in dollars per share)	$ 1.03	$ 0.23	$ 6.14	$ (26.89)	$ 4.88
Retained Earnings [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Net income (loss)		$ 40		$ (4,242)	$ 740